OTHER OPERATING INCOME	12 Months Ended
Dec. 31, 2011
OTHER OPERATING INCOME
19.	OTHER OPERATING INCOME

For the years ended December 31, 2009, 2010 and 2011 the other operating income was $nil, $1,109 and $2,824, respectively, which was primarily derived from rental income of office buildings and gain from disposal of other asset (Note 11).